OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current Portion
Other receivable - current portion	¥ 4,184,778	$ 589,414	¥ 2,185,733
Third parties
Current Portion
Business advances to officers and staffs	1,849,761	260,533	854,162
Deposits for projects	1,224,966	172,533	1,247,992
VAT recoverable	577,545	81,346	690,053
Others	1,134,950	159,854	1,392,126
Allowance for credit losses	(602,444)	(84,852)	(1,994,960)	$ (280,984)	¥ (619,444)
Subtotal	4,184,778	589,414	2,189,373
Less: Long term portion			(3,640)
Other receivable - current portion	¥ 4,184,778	$ 589,414	¥ 2,185,733